Stradley Ronon Stevens & Young, LLP

191 North Wacker Drive

Suite 1601

Chicago, IL 60606

Telephone  312.964.3500

Fax  312.964.3501

www.stradley.com

Mark R. Greer

Partner

mgreer@stradley.com

312.964.3505

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

June 19, 2020

Re:	Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”)

1933 Act Registration No. 333-147622

1940 Act Registration No. 811-22148

Ladies and Gentlemen:

On behalf of the Trust, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933 (the “Securities Act”), exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus dated February 28, 2020, as supplemented on May 29, 2020 and filed pursuant to Rule 497(e) under the Securities Act with respect to Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF and Invesco Moderately Conservative Multi-Asset Allocation ETF.

Very truly yours, /s/Mark R. Greer Mark R. Greer Partner

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